Leases - Additional Information (Details) - USD ($)			3 Months Ended		12 Months Ended
	Mar. 01, 2021	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 28, 2021	Feb. 29, 2020
Lessee Lease Description [Line Items]
Right-of-use (ROU) operating asset	$ 22,400,000		$ 21,048,000
Lease liability	23,000,000.0		$ 21,615,000
Change to retained earnings	$ 0
Office lease, impairment loss		$ 600,000
Operating lease expiration date			2029-08		2027-08
Operating lease, existence of option to extend			true
Lease deposit		$ 2,900,000	$ 3,000,000.0		$ 2,900,000	$ 3,300,000
Financing lease expiration date			2024-08
Short-term lease cost			$ 0
Rent expense recognized under ASC Topic 840				$ 2,200,000
Maximum [Member]
Lessee Lease Description [Line Items]
Operating lease extended term			5 years
Minimum [Member]
Lessee Lease Description [Line Items]
Operating lease extended term			2 years